Revenue - Disaggregation of revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 1,284,291	$ 1,165,787
As-invoiced
Disaggregation of Revenue [Line Items]
Revenue	1,058,765	1,059,858
Cost-to-cost percent complete
Disaggregation of Revenue [Line Items]
Revenue	192,540	65,605
Point-in-time
Disaggregation of Revenue [Line Items]
Revenue	32,986	40,324
Time-and-materials
Disaggregation of Revenue [Line Items]
Revenue	1,088,482	1,026,027
Unit-price
Disaggregation of Revenue [Line Items]
Revenue	187,833	125,728
Lump-sum
Disaggregation of Revenue [Line Items]
Revenue	7,976	14,032
Operations support services
Disaggregation of Revenue [Line Items]
Revenue	1,162,687	1,121,802
Equipment and component sales
Disaggregation of Revenue [Line Items]
Revenue	32,986	40,324
Construction services
Disaggregation of Revenue [Line Items]
Revenue	$ 88,618	$ 3,661